STOCK-BASED COMPENSATION PLANS (Summary of Restricted Stock Award Activity) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Restricted Stock [Member]
Number of Shares
Outstanding, beginning balance	11,000
Granted	13,000
Vested	(3,000)
Forfeited	0
Outstanding, ending balance	21,000	11,000
Weighted-Average Grant Date Fair Value
Outstanding, beginning balance	$ 68
Granted	$ 89.25	$ 72.28	$ 68.52
Vested	$ 67
Forfeited	$ 0
Outstanding, ending balance	$ 81	$ 68